Condensed Consolidated Statements of Mezzanine Equity and Stockholders’ Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands		Preferred Stock	Mezzanine Equity Subscription Receivable	Total Mezzanine Equity	Common Stock Previously Reported Class A	Common Stock Previously Reported Class B	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization Class A	Common Stock Retroactive application of recapitalization Class B	Common Stock Retroactive application of recapitalization	Common Stock Class A	Common Stock Class B	Common Stock		Additional Paid- In-Capital Previously Reported	Additional Paid- In-Capital Retroactive application of recapitalization	Additional Paid- In-Capital		Subscription Receivable	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit		Non- controlling Interest Previously Reported	Non- controlling Interest Retroactive application of recapitalization	Non- controlling Interest		Class C Convertible Preferred Units Previously Reported	Class C Convertible Preferred Units Retroactive application of recapitalization	Class C Convertible Preferred Units	Class C-1 Convertible Preferred Units Previously Reported	Class C-1 Convertible Preferred Units Retroactive application of recapitalization	Class C-1 Convertible Preferred Units	Previously Reported	Retroactive application of recapitalization	Total
Balance at Dec. 31, 2023					$ 3,704	$ 3,189					[1]	[1]	$ 6	[1]			$ 93,370	[1]		$ (54,223)		$ (54,223)	[1]	$ 3,331		$ 3,331	[1]	$ 73,079		[1]	$ 13,404		[1]	$ 42,484		$ 42,484	[1]
Balance (in Shares) at Dec. 31, 2023					206,520	20,779					[1]	[1]	59,213	[1]														54,592		[1]	7,861		[1]
Equity-based compensation - incentive units																	349																			349
Convertible Preferred dividends (Class A and C)
Convertible Preferred dividends (Class A and C) (in Shares)													212
Issuance of warrants																	614																			614
Dilution of non-controlling interest																						12				(12)
Net loss																						(4,472)				(200)										(4,672)
Balance at Mar. 31, 2024													$ 6				94,333					(58,683)				3,119										38,775
Balance (in Shares) at Mar. 31, 2024													59,425
Retroactive application of recapitalization								$ (3,704)	$ (3,189)	$ 6						$ 93,370													$ (73,079)			$ (13,404)
Retroactive application of recapitalization (in Shares)								(206,520)	(20,779)	59,213																			(54,592)			(7,861)
Balance at Dec. 31, 2024	[2]	$ 21,173	$ (1,250)	$ 19,923									$ 6				104,244					(72,872)				2,643										34,021
Balance (in Shares) at Dec. 31, 2024	[2]	2,739											60,091
Equity-based compensation - incentive units																	241																			241
Issuance of common stock - transaction bonus																	841																			841
Issuance of common stock - transaction bonus (in Shares)													78
Extinguishment of note payable																	1,506																			1,506
Extinguishment of note payable (in Shares)													140
Convertible Preferred dividends (Class A and C)		$ 1,082		1,082													(1,082)																			(1,082)
Convertible Preferred dividends (Class A and C) (in Shares)		84											182
Issuance of preferred stock and warrants, net of issuance costs		$ 11,745		11,745													5,367																			5,367
Issuance of preferred stock and warrants, net of issuance costs (in Shares)		2,279											880
Forgiveness of related party promissory note		$ 1,527	1,250	2,777
Forgiveness of related party promissory note (in Shares)		131
Deferred offering costs		$ (3,237)		(3,237)													(4,234)																			(4,234)
Deemed dividend - preferred accretion to redemption value		107		107													(107)																			(107)
Issuance of Common Stock in reverse recapitalization merger													$ 2				27,718					(16,954)														10,766
Issuance of Common Stock in reverse recapitalization merger (in Shares)													21,461
Earnout liability at Closing of the Merger																	(99,639)																			(99,639)
Conversion of Series A Investor Warrants into liability-classified warrants																	(34,612)																			(34,612)
Forward purchase agreements prepayment																	(351)		(20,389)																	(20,740)
Early terminations of forward purchase agreements																	63		3,271																	3,334
Accretion of forward purchase agreements																	69		(69)
Net loss																						51,832				(150)										51,682
Balance at Mar. 31, 2025		$ 32,397		$ 32,397									$ 8				$ 24		$ (17,187)			$ (37,994)				$ 2,493										$ (52,656)
Balance (in Shares) at Mar. 31, 2025		5,233											81,952

[1]	The Company’s outstanding units prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger as described in Note 3.
[2]	The shares of the Company’s common stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger as described in Note 3.